Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 39,124	$ 501,283	$ 2,153
Accounts receivable	1,210,108	2,332,991	2,533,943
Unbilled receivables	309,952	73,627
Prepaid expenses	349,524	176,886
Current assets	1,908,708	3,084,787	2,536,096
Property and equipment, net	999,807	1,072,132	1,316,603
Other
Customer relationships, net	3,696,000	3,765,300	4,042,500
Other intangibles, net	46,304	71,604	169,094
Deferred financing costs, line of credit	107,473	111,042
Deposits	35,914	35,914	9,611
Assets	6,794,206	8,140,779	8,073,904
Current liabilities
Current portion of long-term debt	1,271,741	653,971	315,778
Accounts payable	607,562	499,066	1,688,724
Accrued expenses	346,621	317,339	344,120
Customer deposits	407,893	57,906	706,895
Current liabilities	2,633,817	1,528,282	3,055,517
Long-term debt, net of current portion
Loans payable, stockholders	1,000,000	1,000,000	1,000,000
Other	1,669,751	3,806,553	2,179,203
Liabilities	5,303,568	6,334,835	6,234,720
Stockholders' equity
Common stock, at $0.001 par value, voting shares, 75,000,000 shares authorized, 65,414 shares issued and outstanding	65	65	65
Additional paid-in capital	646,633	646,633	646,633
Retained earnings	843,940	1,159,246	1,192,485
Stockholders' equity	1,490,638	1,805,944	1,839,183
LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,794,206	$ 8,140,779	$ 8,073,904